Expenses by Nature (Tables)	12 Months Ended
Mar. 31, 2018
Expense By Nature [Abstract]
Summary of Operating Expenses Distributed by Nature

Operating expenses totalled $160,229 and $53,978 for the years ended March 31, 2018 and 2017. Total operating expenses were distributed by nature as follows:

	March 31,	March 31,
	2018	2017

Employee compensation and benefits	$49,971	$21,726
Raw materials used and consumables	13,286	8,105
Other costs of sales	12,340	5,603
Net valuation gains related to inventory and biological assets	(53,652)	(25,555)
Share-based compensation	51,177	10,043
Acquisition-related costs	3,406	7,369
Depreciation and amortization	20,486	6,064
Legal and professional fees	10,370	2,947
Royalties	3,110	1,416
Consultants	12,385	3,391
Facility expenses	12,669	3,087
Patient assistance	7,365	2,913
Marketing and promotion	3,835	2,314
Office expenses	6,454	1,986
Travel and other employee expenses	5,141	1,672
Bank and payment processor fees	1,886	897

Total	$160,229	$53,978